SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total licensed assets	$ 5,000	$ 0
Accumulated Amortization	(1,042)	0
Net licensed assets	3,958	0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total licensed assets	$ 5,000	$ 0